                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, New York 10281

December 5, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Transition 2040 Fund
      Initial Registration Statement on Form N-1A
      File No. 811-22151; Reg. No. 333-________

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933
("1933 Act") and the Investment Company Act of 1940, as amended ("1940 Act")
on behalf of Oppenheimer Transition 2040 Fund ("Fund" or "Registrant"), an
investment company organized as a Massachusetts business trust.  This filing consists of the documents comprising the Registrant's initial registration statement on Form N-1A ("Registration Statement").

The Trustees of the Fund who are not "interested persons" of the Fund, as defined in the Investment Company Act, have not, at the date hereof, been elected.  However, the Board of Trustees of the Fund will be properly constituted in accordance with Section 10 of the 1940 Act prior to the effective date of the Registration Statement.

In connection with its filing on Form N-1A, pursuant to 1940 Act Release No.
IC-13768 (February 15, 1984), the Fund requests selective review of its
Registration Statement.  The Fund believes that selective review is proper because: (1) it employs investment objectives, policies and techniques that are similar to those of other funds in the OppenheimerFunds complex; and (2)
the Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

For purposes of this selective review, set forth below, as applicable, is a description of: (1) any material changes from recent filings by Oppenheimer
Transition 2010 Fund (Reg. Nos. 333-135516 and 811-21920) ("2010 Fund"),
Oppenheimer Transition 2015 Fund (Reg. Nos. 333-135523 and 811-21921) ("2015
Fund"), Oppenheimer Transition 2020 Fund (Reg. Nos. 333-135528 and 811-21923)
("2020 Fund") and Oppenheimer Transition 2030 Fund (Reg. Nos. 333-135530 and
811-21924) ("2030 Fund") (collectively, "LifeCycle Funds") - all registrants of the same type in the Oppenheimer fund complex; (2) any problem areas that in the Registrant's view warrant particular attention; (3) any new investment techniques, products, or methods of distribution covered by the filing; and
(4) the identity of any prior filings, or portions thereof, that the
Registrant considers similar to, or intends as precedent for, the current filing.

Securities and Exchange Commission Staff has reviewed the disclosure contained in the registration statement of the LifeCycle Funds and other funds in the OppenheimerFunds complex that are materially similar to relevant portions of the Fund's disclosure, and, except as set forth below, the
Registration Statement is substantially similar in material respects to
Post-Effective Amendment No. 1 to the registration statements on Form N-1A of each of the LifeCycle Funds, filed on June 26, 2007.  Differences between the
Fund and the other LifeCycle Funds include the following:

      -     The Fund's investment objective is to seek total return until the target retirement date included in its name and then seeks income and secondarily capital growth.  The Fund will be a fund of funds that, under normal market conditions, will invest its assets in a diversified portfolio of underlying Oppenheimer mutual funds that represent various asset classes and sectors that will change over time as the date in the
      Fund's name gets closer. The underlying fund options available to the
      Fund and their respective target weightings are different than those of other LifeCycle Funds.  Such differences are detailed in the accompanying Prospectus and Statement of Additional Information.

      -     The Fund's Registration Statement contains various nonmaterial disclosures that differ from those of other LifeCycle Funds.  For example, the Registration Statement contains updated information on the number and identity of the Oppenheimer funds.

      -     An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund's independent auditors, and the Opinion of Counsel are not included in the Registration Statement, but will be added by amendment.

This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration
Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to:

      Nancy S. Vann
      Vice President & Associate Counsel
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 16th Floor
      New York, New York 10281-1008
      212.323.5089 / nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Carl A. Algermissen
-----------------------------
Carl A. Algermissen
Vice President & Associate Counsel

Enclosures

cc:   Vincent J. DiStefano, Esq., SEC
      Brian W. Wixted
      Robert G. Zack, Esq.
      Phillip S. Gillespie, Esq.
      Nancy S. Vann, Esq.
      Gloria J. LaFond
      Mayer Brown LLP